Commitments (Tables)	12 Months Ended
Jun. 30, 2024
Commitments
Schedule of minimum rentals in relation to non-cancellable operating lease

	2024	2023
	£’000	£’000
Within 1 year	1,476	1,656
Later than 1 year but not later than 5 years	3,764	4,131
Later than 5 years	10,160	10,337
	15,400	16,124